Nature of the Business - Additional Information (Details) £ / shares in Units, $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 06, 2021 USD ($) Stockholder $ / shares shares	Apr. 06, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 USD ($) £ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Nature Of Business [Line Items]
Nominal value of newly issued share | £ / shares		£ 0.001	£ 1.20
Reverse share split, nominal value of deferred share | £		£ 92,451.851
Accumulated Deficit			£ 58,012	$ 119,111	$ 58,012
Cash and cash equivalents			£ 177,849	$ 266,319	$ 177,849	$ 97,594
Ordinary Shares
Disclosure Of Nature Of Business [Line Items]
Issuance of ordinary shares (Note 7), shares | shares				9,750,000	1,993,503	1,358,765
Reverse stock split				one-for-0.2526
Convertible Preferred Shares
Disclosure Of Nature Of Business [Line Items]
Reverse stock split				one-for-0.1792
Class A Non Voting Ordinary Share
Disclosure Of Nature Of Business [Line Items]
Number of shareholders elected to receive shares | Stockholder	2
IPO | American Depository Shares
Disclosure Of Nature Of Business [Line Items]
Issuance of ordinary shares (Note 7), shares | shares	9,750,000	9,750,000
Price per share | $ / shares	$ 18.00
Net proceeds from sale	$ 160,600